UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 1999

Institutional Investment Manager Filing this Report:
Name:    Messner & Smith Theme/Value Investment Management, Ltd.
Address: 450 B Street, Suite 780
         San Diego, CA  92101

SEC File Number:   801-24076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ellis C. Smith
Title:   Principal/CAO
Phone:   (619) 239-9049
Signature, Place, and Date of Signing:

    Ellis C. Smith      San Diego, California         November 15, 1999

Report Type:

13F Holdings Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:          4,965,333

Form 13F Information Table Value Total:          169,861,749

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
Item 1   Item 2    Item 3    Item 4    Item 5         Item 6         Item 7
    Ite
m 8
Name of Issuer     Title of Class CUSIP Number   Fair Market Value   Shares of
(
a) Sole  (b) Shared     c Shared  Managers       Voting Athority (Shares)
                   Principal Amount         As Defined     Other     See Instr.
V   (a) Sole  (b) Shared     c None
                             In Instr. V

AT&T Liberty Media Group     CS   001957208 "26,609,612"   "468,376" X
    M&S
X
Affiliated Managers Group    CS   008252108 "6,856,178"    "169,550" X
    M&S
X
American Int'l Group    CS   026874107 "270,313" "2,500"   X              M&S
X

Amerisource Health Corp.     CS   03071P102 "2,107,235"    "138,748" X
    M&S
X
Atmos Energy  CS   049560105 "2,700,611"    "132,140" X              M&S  X

BellSouth     CS   079860102 "419,440" "8,960"   X              M&S  X
Cablevision Systems Cl A     CS   12686C109 "5,088,700"    "67,400"  X
    M&S
X
Canadian National Railway Co.     CS   136375102 "3,019,675"    "113,950" X
         M&
S   X
Chevron Corp  CS   166751107 "457,900" "5,286"   X              M&S  X
Comcast Corp-Cl A  CS   200300101 "6,186,408"    "129,220" X              M&S
X

Comcast Corp-Special Cl A    CS   200300200 "6,637,339"    "131,270" X
    M&S
X
Compass BancShares CS   20449H109 "4,002,651"    "179,390" X              M&S
X

Corning Inc.  CS   219350105 "9,228,702"    "71,575"  X              M&S  X

Corus Entertainment     CS   220874101 "964,731" "47,313"  X              M&S
X

Cox Communications-Cl A CS   224044107 "1,778,193"    "34,528"  X
M&S X

Exxon Corp.   CS   302290101 "373,810" "4,640"   X              M&S  X
Ford Motor Co.     CS   345370100 "213,250" "4,000"   X              M&S  X

General Electric   CS   369604103 "619,000" "4,000"   X              M&S  X

Heartland Express Inc.  CS   422347104 "3,689,942"    "234,282" X
M&S X

Household Int'l    CS   441815107 "3,465,181"    "93,025"  X              M&S
X

Interpublic Grp. Cos.   CS   460690100 "6,347,096"    "110,025" X
M&S X

Jacobs Engineering Grp. Inc. CS   469814107 "3,925,188"    "120,775" X
    M&S
X
Kimball Int'l-Cl B CS   494274103 "1,728,045"    "104,730" X              M&S
X

Lincoln Electric   CS   533543203 "2,854,500"    "138,400" X              M&S
X

Lucent Technologies     CS   549463107 "450,300" "6,004"   X              M&S
X

MBIA Inc.     CS   55262C100 "3,384,225"    "64,080"  X              M&S  X

MGIC Investment    CS   552848103 "4,319,657"    "71,770"  X              M&S
X

Montana Power CS   612085100 "6,692,594"    "185,583" X              M&S  X

NiSource Industries     CS   629140104 "2,670,168"    "149,380" X
M&S X

Northern Telecom Ltd    CS   665815106 "404,000" "4,000"   X              M&S
X

Penn Treaty America     CS   707874103 "2,045,138"    "129,850" X
M&S X

Pfizer Inc.   CS   717081103 "289,991" "8,940"   X              M&S  X
Ross Stores   CS   778296103 "3,794,319"    "211,530" X              M&S  X

SBC Communications Inc. CS   78387G103 "224,153" "4,598"   X              M&S
X

SJW Corp.     CS   784305104 "529,100" "4,400"   X              M&S  X
Shaw Communications Inc B    CS   82028K200 "5,044,938"    "152,300" X
    M&S
X
Smucker Co.   CS   832696108 "3,063,645"    "157,110" X              M&S  X

SouthWest Airlines CS   844741108 "4,435,181"    "275,050" X              M&S
X

Sunguard Data Systems   CS   867363103 "3,917,563"    "164,950" X
M&S X

Time Warner Inc.   CS   887315109 "7,878,447"    "108,950" X              M&S
X

Tribune Co.   CS   896047107 "7,694,984"    "139,750" X              M&S  X

Utd Water Resources     CS   913190104 "369,225" "10,800"  X              M&S
X

Vodafone Group Public Co.    CS   92857T107 "239,333" "4,835"   X
M&S X

Whole Foods Market CS   966837106 "3,083,938"    "66,500"  X              M&S
X

"Young & Rubicam, Inc." CS   987425105 "7,184,663"    "101,550" X
M&S X

Franklin US Gov't  MF   353496607 "78,690"  "12,051"  X              M&S  X

First Australia Prime Inc. Fund   MF   308653102 "1,089,440"    "215,198" X
         M&
S   X
Muni Vest Fund     MF   626295109 "332,325" "42,200"  X              M&S  X

Putnam Master Int Inc   MF   746909100 "379,694" "63,948"  X              M&S
X

Templeton Global Government Inc.  MF   879929107 "372,025" "64,700"  X
    M&S
X
Templeton Foreign Fund  MF   880196209 "350,320" "31,223"  X              M&S
X

COLUMN TOTAL            "169,861,749"  "4,965,333"

